CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Warrants	Common Stock Previously Reported	Common Stock	Loans to Stockholders	APIC Previously Reported	APIC	Retained Earnings (Deficit) Cumulative Effect of New ASU	Retained Earnings (Deficit)	Cumulative Effect of New ASU	Total
Financial Designation, Predecessor and Successor [Fixed List]										Predecessor
Balances, at Beginning of period at Dec. 31, 2017										$ 34,422,000
Balances, at Beginning of period (in shares) at Dec. 31, 2017										100,000,000
Stockholder's Equity
Net Income (Loss)										$ 25,910,000
Distributions to Stockholder										(10,549,000)
Balances, at End of period at Apr. 10, 2018										$ 49,783,000
Balances, at End of period (in shares) at Apr. 10, 2018										100,000,000
Balances, at Beginning of period at Dec. 31, 2017										$ 34,422,000
Balances, at Beginning of period (in shares) at Dec. 31, 2017										100,000,000
Stockholder's Equity
Initial Public Offering Expense Adjustment (in shares)										1,416,645
Balances, at End of period at Dec. 31, 2018			$ 239,141,000	$ (3,500,000)		$ 373,000	$ (3,477,000)	$ (367,000)	$ (3,477,000)	$ 235,647,000
Balances, at End of period (in shares) at Dec. 31, 2018	40,005,885		6,743,400
Stockholder's Equity
Capital Purchase on Warrants	$ 165,711,000
Capital Purchase on Warrants (in shares)	40,005,885
Capital Purchase on Shares			$ 22,064,000							$ 22,064,000
Capital Purchase on Shares (in shares)			5,326,755
Financial Designation, Predecessor and Successor [Fixed List]										Successor
Balances, at Beginning of period at Apr. 10, 2018										$ 49,783,000
Balances, at Beginning of period (in shares) at Apr. 10, 2018										100,000,000
Stockholder's Equity
Additional Capital Contribution			$ 43,866,000							$ 43,866,000
Stockholders Capital Contribution			$ 7,500,000	(3,500,000)						4,000,000
Initial Public Offering Expense Adjustment (in shares)			1,416,645
Net Income (Loss)								(367,000)		(367,000)
Stock-based Compensation						373,000				373,000
Balances, at End of period at Dec. 31, 2018			$ 239,141,000	(3,500,000)		373,000	$ (3,477,000)	(367,000)	$ (3,477,000)	235,647,000
Balances, at End of period (in shares) at Dec. 31, 2018	40,005,885		6,743,400
Stockholder's Equity
Initial Public Offering Expense Adjustment (in shares)			56,665
Net Income (Loss)								46,072,000		46,072,000
Amazon Warrants						3,594,000				3,594,000
Stock-based Compensation						1,888,000				1,888,000
Balances, at End of period at Dec. 31, 2019		$ 239,141,000	$ 68,000	(3,500,000)	$ 5,855,000	244,928,000		42,228,000		283,724,000
Balances, at End of period (in shares) at Dec. 31, 2019	40,005,885		6,800,065
Stockholder's Equity
Exercise of Apollo Warrants			$ 400,000			(379,000)				21,000
Exercise of Apollo Warrants (in shares)	(40,005,885)		40,005,885
Net Income (Loss)								7,251,000		7,251,000
Stock-based Compensation						369,000				369,000
Balances, at End of period at Mar. 31, 2020			$ 468,000	(3,500,000)		244,918,000		49,479,000		291,365,000
Balances, at End of period (in shares) at Mar. 31, 2020			46,805,950
Balances, at Beginning of period at Dec. 31, 2019		239,141,000	$ 68,000	(3,500,000)	5,855,000	244,928,000		42,228,000		283,724,000
Balances, at Beginning of period (in shares) at Dec. 31, 2019	40,005,885		6,800,065
Stockholder's Equity
Net Income (Loss)										1,211,000
Balances, at End of period at Jun. 30, 2020			$ 468,000	(3,500,000)		245,306,000		43,439,000		285,713,000
Balances, at End of period (in shares) at Jun. 30, 2020			46,805,950
Balances, at Beginning of period at Dec. 31, 2019		239,141,000	$ 68,000	(3,500,000)	5,855,000	244,928,000		42,228,000		283,724,000
Balances, at Beginning of period (in shares) at Dec. 31, 2019	40,005,885		6,800,065
Stockholder's Equity
Exercise of Apollo Warrants			$ 21,000							21,000
Exercise of Apollo Warrants (in shares)	(40,005,885)		40,005,885
Net Income (Loss)								(3,904,000)		(3,904,000)
Amazon Warrants					1,866,000					1,866,000
Stock-based Compensation			$ 33,709		2,110,000					2,110,000
Balances, at End of period at Dec. 31, 2020		239,162,000	$ 468,000	(3,500,000)	9,831,000	248,525,000		38,324,000		283,817,000
Balances, at End of period (in shares) at Dec. 31, 2020			46,839,659
Balances, at Beginning of period at Mar. 31, 2020			$ 468,000	(3,500,000)		244,918,000		49,479,000		291,365,000
Balances, at Beginning of period (in shares) at Mar. 31, 2020			46,805,950
Stockholder's Equity
Net Income (Loss)								(6,040,000)		(6,040,000)
Stock-based Compensation						388,000				388,000
Balances, at End of period at Jun. 30, 2020			$ 468,000	(3,500,000)		245,306,000		43,439,000		285,713,000
Balances, at End of period (in shares) at Jun. 30, 2020			46,805,950
Balances, at Beginning of period at Dec. 31, 2020		239,162,000	$ 468,000	(3,500,000)	9,831,000	248,525,000		38,324,000		283,817,000
Balances, at Beginning of period (in shares) at Dec. 31, 2020			46,839,659
Stockholder's Equity
Shares Surrendered by Stockholders			$ (1,000)	3,500,000		(3,499,000)
Shares Surrendered by Stockholders (in shares)			(140,737)
Stockholders Capital Contribution			$ 105,000			224,552,000				224,657,000
Initial Public Offering Expense Adjustment (in shares)			10,454,545
Net Income (Loss)								12,416,000		12,416,000
Income Tax Receivable Agreement								(115,200,000)		(115,200,000)
Amazon Warrants						1,400,000				1,400,000
Stock-based Compensation						2,870,000				2,870,000
Balances, at End of period at Mar. 31, 2021			$ 572,000			473,848,000		(64,460,000)		409,960,000
Balances, at End of period (in shares) at Mar. 31, 2021			57,153,467
Balances, at Beginning of period at Dec. 31, 2020		$ 239,162,000	$ 468,000	$ (3,500,000)	$ 9,831,000	248,525,000		38,324,000		283,817,000
Balances, at Beginning of period (in shares) at Dec. 31, 2020			46,839,659
Stockholder's Equity
Net Income (Loss)										64,169,000
Balances, at End of period at Jun. 30, 2021			$ 572,000			476,368,000		(12,707,000)		464,233,000
Balances, at End of period (in shares) at Jun. 30, 2021			57,158,467
Balances, at Beginning of period at Mar. 31, 2021			$ 572,000			473,848,000		(64,460,000)		409,960,000
Balances, at Beginning of period (in shares) at Mar. 31, 2021			57,153,467
Stockholder's Equity
Stockholders Capital Contribution						349,000				349,000
Net Income (Loss)								51,753,000		51,753,000
Amazon Warrants						1,400,000				1,400,000
Stock-based Compensation						744,000				744,000
Balances, at End of period at Jun. 30, 2021			$ 572,000			$ 476,368,000		$ (12,707,000)		$ 464,233,000
Balances, at End of period (in shares) at Jun. 30, 2021			57,158,467